Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000041880 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[1]
C000041880 [Member] | Doosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[1]
C000041880 [Member] | Auto1 Group SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[1]
C000041880 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[1]
C000041880 [Member] | ASICS Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[1]
C000041880 [Member] | Alamos Gold Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[1]
C000041880 [Member] | Elbit Systems Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[1]
C000041880 [Member] | Dassault Aviation S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
C000041880 [Member] | Eldorado Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
C000041880 [Member] | Sumitomo Pharma Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%	[1]
C000041880 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000041880 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000041880 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000041880 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000041880 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000041880 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000041880 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000041880 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041880 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000041880 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000041880 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000041880 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041881 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[2]
C000041881 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[2]
C000041881 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000041881 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[2]
C000041881 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[2]
C000041881 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[2]
C000041881 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000041881 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[2]
C000041881 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[2]
C000041881 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000041881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000041881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000041881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000041881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000041881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000041881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000041881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000041881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000041881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000041881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000041881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000041881 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041883 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[3]
C000041883 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[3]
C000041883 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[3]
C000041883 [Member] | Petroleo Brasileiro S A Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[3]
C000041883 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[3]
C000041883 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[3]
C000041883 [Member] | Ping An Insurance Group Co of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[3]
C000041883 [Member] | Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[3]
C000041883 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[3]
C000041883 [Member] | Xiaomi Corp B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[3]
C000041883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000041883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000041883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000041883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000041883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000041883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000041883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000041883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000041883 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000041883 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041898 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%	[4]
C000041898 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%	[4]
C000041898 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[4]
C000041898 [Member] | Veolia Environnement S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[4]
C000041898 [Member] | Nomura Micro Science Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[4]
C000041898 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[4]
C000041898 [Member] | Geberit AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[4]
C000041898 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[4]
C000041898 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000041898 [Member] | Ebara Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[4]
C000041898 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000041898 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041898 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000041898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000041898 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041898 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000041898 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041899 [Member] | Elia Group S A N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[5]
C000041899 [Member] | Innergex Renewable Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[5]
C000041899 [Member] | Nordex SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[5]
C000041899 [Member] | Alfen N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[5]
C000041899 [Member] | Grenergy Renovables S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[5]
C000041899 [Member] | SPIE S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[5]
C000041899 [Member] | Acciona S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[5]
C000041899 [Member] | NKT A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[5]
C000041899 [Member] | Boralex Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[5]
C000041899 [Member] | Terna S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[5]
C000041899 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000041899 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000041899 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000041899 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000041899 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000041899 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000041899 [Member] | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041899 [Member] | Electronic Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000041899 [Member] | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041899 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000041899 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000041900 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[6]
C000041900 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[6]
C000041900 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[6]
C000041900 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[6]
C000041900 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000041900 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[6]
C000041900 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[6]
C000041900 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[6]
C000041900 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[6]
C000041900 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[6]
C000041900 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000041900 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000041900 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000041900 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000041900 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000041900 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000041900 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000041900 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000041900 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041900 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000041900 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000041900 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053050 [Member] | Pakistan Government International Bond 7 38 04 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[7]
C000053050 [Member] | Pakistan Government International Bond 8 88 04 08 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[7]
C000053050 [Member] | Serbia International Bond 2 13 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000053050 [Member] | Guatemala Government Bond 6 55 02 06 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[7]
C000053050 [Member] | Philippine Government International Bond 3 20 07 06 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[7]
C000053050 [Member] | Republic of Uzbekistan International Bond 3 70 11 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[7]
C000053050 [Member] | Panama Government International Bond 6 40 02 14 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[7]
C000053050 [Member] | Brazilian Government International Bond 5 63 02 21 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[7]
C000053050 [Member] | China Government International Bond 4 00 10 19 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[7]
C000053050 [Member] | Jordan Government International Bond 7 50 01 13 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[7]
C000053050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053050 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053050 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000053052 [Member] | Electricite de France S A 6 13 06 02 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[8]
C000053052 [Member] | Toronto Dominion Bank The 4 21 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[8]
C000053052 [Member] | Toronto Dominion Bank The 4 68 01 08 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[8]
C000053052 [Member] | Royal Bank of Canada 4 63 05 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[8]
C000053052 [Member] | Bank of Montreal 4 71 12 07 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[8]
C000053052 [Member] | Bank of Montreal 4 31 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[8]
C000053052 [Member] | Electricite de France S A 5 50 10 17 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000053052 [Member] | Enel Finance International N V 5 75 09 14 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000053052 [Member] | Barclays PLC 3 25 02 12 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000053052 [Member] | Electricite de France S A 6 00 01 23 2114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%	[8]
C000053052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000053052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000053052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000053052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053052 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000053052 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053052 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053052 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057374 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[9]
C000057374 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[9]
C000057374 [Member] | Flughafen Zureich AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[9]
C000057374 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[9]
C000057374 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000057374 [Member] | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[9]
C000057374 [Member] | Singapore Exchange Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[9]
C000057374 [Member] | Mizrahi Tefahot Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000057374 [Member] | Schindler Holding AG PC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[9]
C000057374 [Member] | Kongsberg Gruppen ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[9]
C000057374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000057374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000057374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000057374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000057374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000057374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000057374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057374 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057375 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[10]
C000057375 [Member] | Pop Mart International Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000057375 [Member] | Topco Scientific Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[10]
C000057375 [Member] | L And K Engineering Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000057375 [Member] | Gentera S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[10]
C000057375 [Member] | Sinbon Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[10]
C000057375 [Member] | Advancetek Enterprise Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[10]
C000057375 [Member] | Qualitas Controladora S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[10]
C000057375 [Member] | Fortress REIT Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[10]
C000057375 [Member] | QL Resources Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[10]
C000057375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000057375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000057375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000057375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000057375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000057375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000057375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000057375 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000057375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057375 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106969 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[11]
C000106969 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[11]
C000106969 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[11]
C000106969 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%	[11]
C000106969 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[11]
C000106969 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000106969 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[11]
C000106969 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[11]
C000106969 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000106969 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[11]
C000106969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000106969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000106969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000106969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106969 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106970 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[12]
C000106970 [Member] | Hydro One Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[12]
C000106970 [Member] | Danone S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[12]
C000106970 [Member] | Coles Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[12]
C000106970 [Member] | Fortis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[12]
C000106970 [Member] | Metro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[12]
C000106970 [Member] | Groupe Bruxelles Lambert N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[12]
C000106970 [Member] | Washington H Soul Pattinson And Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[12]
C000106970 [Member] | Swisscom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[12]
C000106970 [Member] | Loblaw Cos Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[12]
C000106970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000106970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000106970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000106970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000106970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000106970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000106970 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106971 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.11%	[13]
C000106971 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%	[13]
C000106971 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[13]
C000106971 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[13]
C000106971 [Member] | Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[13]
C000106971 [Member] | Xiaomi Corp B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[13]
C000106971 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[13]
C000106971 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000106971 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[13]
C000106971 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[13]
C000106971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000106971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000106971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000106971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000106971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000106971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106971 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106971 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106972 [Member] | Kuwait Finance House K S C P [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[14]
C000106972 [Member] | Tisco Financial Group PCL NVDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[14]
C000106972 [Member] | Chunghwa Telecom Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[14]
C000106972 [Member] | Saudi Arabian Oil Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[14]
C000106972 [Member] | Chang Hwa Commercial Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[14]
C000106972 [Member] | Malayan Banking Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[14]
C000106972 [Member] | Hong Leong Bank Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[14]
C000106972 [Member] | Borouge PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000106972 [Member] | Taiwan High Speed Rail Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[14]
C000106972 [Member] | Taiwan Cooperative Financial Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[14]
C000106972 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000106972 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106972 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000106972 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106972 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106972 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000106972 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106972 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106972 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000106972 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106972 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000106972 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000126877 [Member] | Industrial and Commercial Bank of China Ltd 3 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[15]
C000126877 [Member] | Samarco Mineracao S A 9 00 PIK Rate 0 50 Cash Rate 9 50 06 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[15]
C000126877 [Member] | One011778 BC ULC New Red Finance Inc 4 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[15]
C000126877 [Member] | Teva Pharmaceutical Finance Netherlands III B V 3 15 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[15]
C000126877 [Member] | Bank of Communications Co Ltd 3 80 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[15]
C000126877 [Member] | Nissan Motor Co Ltd 4 35 09 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[15]
C000126877 [Member] | Nissan Motor Co Ltd 4 81 09 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[15]
C000126877 [Member] | Vodafone Group PLC 7 00 04 04 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[15]
C000126877 [Member] | Connect Finco S a r l Connect US Finco LLC 9 00 09 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%	[15]
C000126877 [Member] | Rakuten Group Inc 9 75 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%	[15]
C000126877 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000126877 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000126877 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000126877 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000126877 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126877 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126877 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000126877 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000126877 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000126877 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126877 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135815 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[16]
C000135815 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[16]
C000135815 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[16]
C000135815 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[16]
C000135815 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[16]
C000135815 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[16]
C000135815 [Member] | UniCredit S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[16]
C000135815 [Member] | Prosus N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%	[16]
C000135815 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[16]
C000135815 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[16]
C000135815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000135815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000135815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000135815 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000135815 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000135815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000135815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135815 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000135815 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135815 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 63 01 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 38 07 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 38 01 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 50 01 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 07 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 04 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 01 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 38 07 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 25 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[17]
C000192793 [Member] | Maturing in 0 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000192793 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197634 [Member] | Amcor PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.89%	[18]
C000197634 [Member] | Avery Dennison Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[18]
C000197634 [Member] | Svenska Cellulosa AB S C A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[18]
C000197634 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[18]
C000197634 [Member] | Weyerhaeuser Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[18]
C000197634 [Member] | UPM Kymmene OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[18]
C000197634 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[18]
C000197634 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[18]
C000197634 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[18]
C000197634 [Member] | Mondi PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[18]
C000197634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000197634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000197634 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197635 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[19]
C000197635 [Member] | Veolia Environnement S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[19]
C000197635 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[19]
C000197635 [Member] | Geberit AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[19]
C000197635 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[19]
C000197635 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[19]
C000197635 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[19]
C000197635 [Member] | Severn Trent PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[19]
C000197635 [Member] | United Utilities Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[19]
C000197635 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[19]
C000197635 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000197635 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000197635 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000197635 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197635 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000197635 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197635 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197635 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000197635 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197644 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%	[20]
C000197644 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[20]
C000197644 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[20]
C000197644 [Member] | Baidu Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[20]
C000197644 [Member] | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[20]
C000197644 [Member] | Sunny Optical Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[20]
C000197644 [Member] | Bilibili Inc Z Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[20]
C000197644 [Member] | Kingdee International Software Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[20]
C000197644 [Member] | SenseTime Group Inc B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[20]
C000197644 [Member] | Kingsoft Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[20]
C000197644 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000197644 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000197644 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000197644 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000197644 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000197644 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000197644 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000197644 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226858 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[21]
C000226858 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[21]
C000226858 [Member] | Unibail Rodamco Westfield [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[21]
C000226858 [Member] | CapitaLand Integrated Commercial Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[21]
C000226858 [Member] | BXP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[21]
C000226858 [Member] | Klepierre S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[21]
C000226858 [Member] | CapitaLand Ascendas REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[21]
C000226858 [Member] | Nippon Building Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[21]
C000226858 [Member] | Vicinity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[21]
C000226858 [Member] | Vornado Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[21]
C000226858 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226858 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000226858 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229461 [Member] | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[22]
C000229461 [Member] | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[22]
C000229461 [Member] | Grayscale Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[22]
C000229461 [Member] | Sol Strategies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[22]
C000229461 [Member] | Galaxy Digital Holdings Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[22]
C000229461 [Member] | MicroStrategy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[22]
C000229461 [Member] | Bitfarms Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[22]
C000229461 [Member] | Cipher Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[22]
C000229461 [Member] | Bitdeer Technologies Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[22]
C000229461 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[22]
C000229461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000229461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000229461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000229461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229461 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229461 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000229462 [Member] | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%	[23]
C000229462 [Member] | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[23]
C000229462 [Member] | Sol Strategies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[23]
C000229462 [Member] | Galaxy Digital Holdings Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[23]
C000229462 [Member] | MicroStrategy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[23]
C000229462 [Member] | Bitfarms Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[23]
C000229462 [Member] | Cipher Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[23]
C000229462 [Member] | Bitdeer Technologies Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[23]
C000229462 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[23]
C000229462 [Member] | Boyaa Interactive International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[23]
C000229462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000229462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000229462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229462 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000229462 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229462 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000250890 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[24]
C000250890 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[24]
C000250890 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[24]
C000250890 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[24]
C000250890 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[24]
C000250890 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[24]
C000250890 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[24]
C000250890 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[24]
C000250890 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[24]
C000250890 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[24]
C000250890 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000250890 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000250890 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000250890 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250890 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250890 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250890 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000250890 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250890 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000250890 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250890 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250890 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.